General (Details) € in Billions, £ in Billions, $ in Billions	12 Months Ended
	Nov. 30, 2022 USD ($) company	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 GBP (£)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of companies operating as a single economic enterprise | company	2
DLC arrangement current equalization ratio	1
Percent of operating capacity	97.00%	97.00%	97.00%
Cash, cash equivalents, and short-term investments	$ 8.6
U.S. Dollar-denominated Revolving Credit Facility | Unsecured Debt
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit, current	$ 1.7
Euro-denominated Revolving Credit Facility | Unsecured Debt
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit, current | €		€ 1.0
Sterling-denominated Revolving Credit Facility | Unsecured Debt
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Line of credit, current | £			£ 0.2
Carnival PLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
DLC arrangement current equalization ratio	1